Financial and capital risk management (Details 10) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Net Investments Hedge [Member]
IfrsStatementLineItems [Line Items]
Gain (loss) recognised in other comprehensive income	$ (500)	$ 139	$ 81
Cash Flow Hedge Nickel And Palladium [Member]
IfrsStatementLineItems [Line Items]
Gain (loss) recognised in other comprehensive income		$ (19)	$ 19